Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,711,972.75
Previously Paid Amount	0.00
Total Fee Amount	926.92
Total Offset Amount	0.00
Net Fee	$ 926.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A